UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Korea Equity Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2015

Date of reporting period:     May 1, 2015 – July 31, 2015

Item 1.  Schedule of Investments
Korea Equity Fund, Inc.
July 31, 2015 (Unaudited)

		Market
	Shares	Value
SOUTH KOREAN EQUITY SECURITIES (96.6%)
Chemicals
Dongsung FineTec Co., Ltd.	109,785	542,863
Produces industrial insulation products and materials
KCC Corporation	703	296,444
Manufactures construction industry products
Lotte Chemical Corporation	8,285	1,859,240
Manufactures petrochemical products
Total Chemicals (3.1%)		2,698,547

Construction and Engineering
Hyundai Development Company Engineering and Construction	16,700	1,007,047
Civil engineering and architecture construction businesses
SFA Engineering Corporation	20,000	722,765
Manufactures automatic equipment
Total Construction and Engineering (2.0%)		1,729,812

Electronic Appliances and Components
Coway Co. Ltd.	50,009	4,213,298
Manufactures household appliances
Cuckoo Electronics Co., Ltd.	11,488	2,963,988
Manufactures household appliances
ISC Co., Ltd.	11,650	443,592
Components for semiconductor and electronics testing equipment
ISC Co., Ltd Rights Offering†	979	8,855
Components for semiconductor and electronics testing equipment
Samsung Electronics Co., Ltd.	8,780	8,962,888
Produces consumer electronic products
SK Hynix, Inc.	178,025	5,689,709
Semiconductor products
Total Electronic Appliances and Components (26.2%)		22,282,330

Financing Business
BNK Financial Group Inc.	34,550	409,247
Banking and financial services
Hana Financial Group Inc	23,400	587,610
Banking and financial services
Industrial Bank of Korea	67,434	804,570
Banking and financial services
KB Financial Group Inc.	21,385	677,941
Provides various financial products and services
Samsung Card Co., Ltd.	11,160	371,096
Credit card business
Shinhan Financial Group Co., Ltd.	89,371	3,233,561
Provides various financial products and services
Total Financing Business (7.2%)		6,084,025

Food
CJ CheilJedang Corporation	2,656	940,384
Manufactures food products
Hyungkuk F&B Co., Ltd.†	7,586	130,222
Manufactures food and beverages
Lotte Chilsung Beverage Co., Ltd.	970	1,878,465
Alcoholic and non-alcoholic beverages
Total Food (3.5%)		2,949,071

Insurance
Dongbu Insurance Co., Ltd.	83,742	4,003,791
Non-life insurance
Samsung Fire & Marine Insurance Co., Ltd.	4,190	1,010,665
Non-life insurance
Samsung Life Insurance Co., Ltd.	29,390	2,709,059
Life insurance
Total Insurance (9.1%)		7,723,515

Iron and Steel
Korea Zinc Co., Ltd.	8,385	3,553,884
Non-ferrous metal products
Total Iron and Steel (4.2%)		3,553,884

Media and Entertainment
Loen Entertainment, Inc.	6,100	469,263
Production and distribution of music
Ncsoft Corporation	19,105	3,612,573
Online gaming
Total Media and Entertainment (4.8%)		4,081,836

		Market
	Shares	Value
Other Products
Interojo Co., Ltd.	78,643	2,709,912
Manufactures contact lens
KT&G Corporation	14,660	1,389,190
Produces cigarettes
LG Corp.	6,900	344,756
Electronics, chemicals, household products, and telecommunications
LG Household & Healthcare, Ltd.	1,140	841,629
Manufactures household goods, cosmetics, and beverages
Total Other Products (6.2%)		5,285,487

Precision Instruments
i-SENS, Inc.†	16,575	801,035
Develops and produces medical devices
Total Precision Instruments (0.9%)		801,035

Retail Trade
E-mart Co., Ltd.	11,150	2,295,662
Operates online and in-store shopping
Hyundai Green Food Co., Ltd.	113,587	2,363,093
Food service company
Lotte Shopping Co., Ltd.	2,140	464,568
Operates department stores and discount stores
Total Retail Trade (6.0%)		5,123,323

Services
CJ O Shopping Co., Ltd.	1,940	339,427
Television, internet, and catalogue shopping
Hana Tour Service Inc.	4,760	711,445
Travel services
KG Eco Technology Services Co., Ltd.	147,500	576,877
Produces energy using waste
SK Holdings Co., Ltd.	5,121	1,349,930
Information technology services
Total Services (3.5%)		2,977,679

Telecommunications
SK Telecom Co., Ltd.	7,020	1,508,840
Wireless telecommunication services
Total Telecommunications (1.8%)		1,508,840

Transportation
AJ Rent a Car Co., Ltd.†	69,305	868,686
Car rental company
CJ Korea Express Corporation	4,500	664,832
Transportation of freight and cargo
Total Transportation (1.8%)		1,533,518

Transportation Equipment
Hyundai Mobis Co., Ltd.	21,450	3,945,121
Manufactures automotive parts
Hyundai Motor Company	3,440	441,550
Manufactures motor vehicles and parts
Hyundai Motor Company Preferred††	13,900	1,251,314
Manufactures motor vehicles and parts
Kia Motors Corporation	20,900	790,398
Manufactures motor vehicles and parts
Korea Aerospace Industries, Ltd.	9,547	801,875
Designs and produces aircraft parts
Total Transportation Equipment (8.5%)		7,230,258

Wholesale
Hansae Co., Ltd.	35,180	1,575,920
Manufactures and distributes apparels
iMarketKorea Inc.	47,320	1,249,426
Industrial business to business electronic commerce
Samchuly Bicycle Co., Ltd.	37,790	795,959
Manufactures bicycles
Youngone Corporation	60,103	3,018,560
Outdoor sportswear and shoes
Total Wholesale (7.8%)		6,639,865

TOTAL SOUTH KOREAN EQUITY SECURITIES (96.6%)		$82,203,025

INVESTMENTS IN FOREIGN CURRENCY
South Korea Won
Non-interest bearing account		3,034,966
TOTAL INVESTMENTS IN FOREIGN CURRENCY (3.6%)		$3,034,966

TOTAL INVESTMENTS (100.2%)		$85,237,991

LIABILITIES LESS OTHER ASSETS, NET (-0.2%)		(174,411)

NET ASSETS (100.00%)		$85,063,580

Notes to Schedule of Investments (Unaudited):
Cost for Federal Income Tax Purposes
As of July 31, 2015, for federal income tax purposes, subject to change, the aggregate cost of securities was $70,223,905 and net unrealized appreciation was $11,979,120, comprised of gross unrealized appreciation of $15,582,746 and gross unrealized depreciation of $3,603,626. The aggregate cost of investments for tax purposes will depend upon Korea Equity Fund, Inc. (the "Fund") investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

† Non-Income Producing
†† Preferred shares

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of July 31, 2015

Korean Won	1,160.82	=$1.00

In accordance with generally accepted accounting principles ("GAAP"), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments.
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2015.

Investments in
Level	Securities
Level 1
Equity Securities	$82,194,170
Foreign Currency	3,034,966
Level 2	8,855
Level 3	-
Total	$85,237,991

During the quarter ended July 31, 2015, there were no transfers between Level 1 and 2 and the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Korea Equity Fund, Inc.

By:  /s/ Yutaka Itabashi______________
        Yutaka Itabashi,
        (President, Principal Executive Officer)

Date:  September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi______________
        Yutaka Itabashi
        (President, Principal Executive Officer)

Date:  September 29, 2015

By:   /s/ Amy J. Marose
        Amy J. Marose,
        (Treasurer, Principal Financial Officer)

Date:  September 29, 2015